Financial assets at fair value (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Disclosure of fair value measurement of assets [line items]
FVPL			$ 10,896
Amortized cost	$ 80,100		88,193
Financial assets	$ 80,100		99,089
LFT | Brazil Money Market
Disclosure of fair value measurement of assets [line items]
Interest rate		8.00%
FVPL			1,757
D16E6 | Argentina Treasury Notes
Disclosure of fair value measurement of assets [line items]
Interest rate		0.00%
FVPL			9,139
US912797RU32 | US Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Interest rate		0.00%
Amortized cost			16,759
US912797QN08 | US Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Interest rate		3.40%
Amortized cost			48,244
US912797QX89 | US Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Interest rate		3.20%
Amortized cost			7,563
US912797SW88 | US Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Interest rate		3.22%
Amortized cost			7,563
US912797RF64 | US Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Interest rate	3.20%
Amortized cost			7,563
US912797SA68 | US Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Interest rate	3.36%
Amortized cost	$ 6,744
US912797SK41 | US Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Interest rate	3.41%
Amortized cost	$ 6,608
US912797SU23 | US Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Interest rate	3.40%
Amortized cost	$ 6,604
US912797TC16 | US Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Interest rate	3.57%
Amortized cost	$ 15,484
US912797UJ40 | US Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Interest rate	3.38%
Amortized cost	$ 6,744
US912797TC16.1 | US Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Interest rate	3.57%
Amortized cost	$ 992
US912797UX34 | US Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Interest rate	3.75%
Amortized cost	$ 5,715
US912797VF19 | US Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Interest rate	3.81%
Amortized cost	$ 12,571
US912797VQ73 | US Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Interest rate	3.80%
Amortized cost	$ 5,710
US912797VR56 | US Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Interest rate	3.83%
Amortized cost	$ 5,702
US912797WA13 | US Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Interest rate	4.13%
Amortized cost	$ 6,726
C049001 | Banco Diners
Disclosure of fair value measurement of assets [line items]
Interest rate	5.65%
Amortized cost	$ 500		$ 501